Headcount - Summary of Number of Employees (Detail) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,077	2,158
Average	2,134	2,256
Chile [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,056	2,136
Argentina [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	21	22